Earnings Per Share	12 Months Ended
Dec. 31, 2020
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Earnings Per Share
31.	EARNINGS PER SHARE

Basic earnings per share are calculated by dividing the profit (loss) attributable to holders of Company by weighted average number of ordinary shares outstanding, excluding common shares purchased by the Company and held as treasury shares.

	2020	2019	2018
Net income (loss) attributable to owners of the Company	(650,196)	155,467	548,379
Weighted average number of issued shares (a)	1,246,180,219	865,660,042	865,660,042
Weighted average number of treasury shares (a)	(572,130)	-	-
Weighted average number of outstanding shares	1,245,608,090	865,660,042	865,660,042
Basic earnings (loss) per share - R$ (b)	(0.5220)	0.1796	0.6335

(a)    The number of shares and earnings per share already consider the stock split on September 17, 2019 and its retrospective effect.

(b)    As at December 31, 2020, the basic earnings (loss) per share is equal to the diluted one, due to the loss for the year.

Diluted earnings per share are calculated by adjusting the weighted average number of common shares outstanding, assuming the conversion of all potential common shares that would cause dilution. The Company has stock options, restricted shares and strategy acceleration that would have a dilutive effect on any earnings per share. Considering that in the year ended December 31, 2020, the Company recorded a loss, any adjustment would have an anti-diluting effect and, therefore, the diluted earnings per share for the year ended December 31, 2020 are equivalent to the basic earnings per share.

Diluted earnings per share for the year ended on December 31, 2019 and 2018 are presented below:

	2019	2018
Net income attributable to the Company’s controlling shareholders	155,467	548,379
Weighted average number of issued shares (a)	865,660,042	865,660,042
Adjustment for stock options and restricted shares(a)	8,124,575	1,529,528
Weighted average number of ordinary shares for diluted earnings calculation	873,784,617	867,189,570
Diluted earnings per share - R$	0.1779	0.6324

(a)    The number of shares and earnings per share already consider the stock split on September 17, 2019 and their retrospective effects.

The basic earnings per share for net loss of discontinued operations for the year ended December 31, 2020 are presented below:

2020
Net loss attributable to the Company’s controlling shareholders	(143,112)
Weighted average number of issued shares (a)	1,246,180,219
Weighted average number of treasury shares (a)	(572,130)
Weighted average number of outstanding shares	1,245,608,089
Basic loss per share - R$ (b)	(0.1149)

(a)   The number of shares and earnings per share already consider the stock split on September 17, 2019 and its retrospective effect.